Lease Liabilities (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Operating Lease [Line Items]
Expense relating to variable lease	$ 3,200	$ 3,885
Belleville Ontario
Operating Lease [Line Items]
Penalty fee	2,380
Estimated fair market value of asset surrendered	160
Accrued liability associated with transferring the lease back to the lessor	525
Gain on lease termination	$ 22,680